Note 8 - Share Capital (Details Textual)			12 Months Ended
	Nov. 28, 2017 USD ($) $ / shares	Jun. 15, 2017 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016
Statement Line Items [Line Items]
Number of shares outstanding at end of period | shares			85,539,476	85,478,790
Number of shares issued and fully paid | shares				4,599,641
Shares Issued, Price Per Share | $ / shares	$ 10.47
Proceeds from issuing shares	$ 48,158,000
Share issue related cost	223,000
Net proceeds from issuing shares	$ 47,935,000
Number of share options exercised for cash in share-based payment arrangement			0	45,400
Number of share options exercised in share-based payment arrangement, cashless			135,000	225,000
Shares issued in lieu of exercise of stock options | shares			58,191	127,845
Number of share options cancelled during the period | shares			76,809	97,155
Proceeds from exercise of options				$ 283,000
Stock options issuance limitations, maximum percentage of allowed issuable common shares		5.00%
Number of share options outstanding in share-based payment arrangement at end of period			2,134,294	2,269,294	2,254,172
Number of share options granted in share-based payment arrangement			0	285,522
Weighted average fair value at measurement date, share options granted				$ 1,070,000
Weighted average share price, share options granted				3.75
Designated value of options to be granted in share-based payment arrangement			$ 967,000
Expense from share-based payment transactions with employees and consultants			$ 904,000	$ 893,000
Restricted and performance Units issuance limitations, maximum percentage of allowed issuable common shares				1.50%
Life of restricted share units and performance share units		5 years
Number of common shares issuable from a restricted share unit | shares		1
Number of other equity instruments outstanding in share-based payment arrangement at end of period			43,343
Expense from share-based payment transactions with employees			$ 2,109,000	$ 2,268,000
Deferred Units issuance limitations, maximum percentage of allowed issuable common shares			1.00%
Common shares issuable under share-based compensation arrangements | shares			2,417,280
Percentage of common shares issuable and common shares issued and outstanding			2.83%
Number of share based awards available for grant | shares			2,715,089
Stock options inside of plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period			1,734,294
Stock options outside of plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period			400,000
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted		5
Performance share unit payout, percentage			200.00%
Performance share unit payout, units | shares			315,500
Bottom of range [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage				0.00%
Performance share unit payout, units | shares				0
Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement			2,495	682
Number of other equity instruments granted in share-based payment arrangement			0	0
Performance share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement			0	1,018
Number of other equity instruments granted in share-based payment arrangement			0	88,665
Number of other equity instruments outstanding in share-based payment arrangement at end of period			186,904
Designated value of other equity instruments to be granted in share-based payment arrangement			$ 886,000
Number of other equity instruments forfeited in share-based payment arrangement			40,946	0
Expense from share-based payment transactions with employees				$ 284,000
Number of other equity instruments vested and convertible in share-based payment arrangement | shares			29,154
Number of other equity instruments outstanding with vesting conditions subject to a market share price performance factor | shares			157,750
Restricted share units and performance share units [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees			$ 319,000	$ 411,000
Deferred share units under the Deferred Share Unit Plan [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement			0	66,325
Deferred share units granted to directors [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees			$ 116,000
Number of instruments other equity instruments granted in lieu of director fees | shares				13,109
Deferred share units [member]
Statement Line Items [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement at end of period			452,739
Expense from share-based payment transactions with employees			$ 770,000	$ 964,000
Number of common shares issued under the deferred share unit plan prior to termination date | shares			0